SHARE CAPITAL AND PREMIUM (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of share capital

	Number of shares
	2023	2022	2021
		Restated (1)	Restated (1)

Issued and fully paid ordinary shares

Ordinary shares issued at the beginning of the year	—	—	—
Issued in terms of the corporate restructuring at a nominal value of $1	419,685,792	—	—
Issued in terms of employee share awards	44,064	—	—
Ordinary shares issued at the end of the year	419,729,856	—	—

(1)Comparative periods have been retrospectively restated. Refer to note 1.3.